Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 16, 2018	Feb. 11, 2016
Summary of Significant Accounting Policies and Accounting Changes (Textual)
Total hardware sales			$ 5,400	$ 3,031
Total services and other revenue			12,298	10,642
Federal Deposit Insurance Corporation			250
Inventory net of allowance			10	10
Depreciation expense			345	272
Research and development and software development costs			$ 524	270
Intangible assets amortizes costs			Over 5 years once
Impairment losses for loss on long lived assets
Outstanding stock options and warrants	$ 48,500	$ 35,900	46,700	36,000
Dividends on convertible preferred stock	111,000	113,000	246	463
Stock based compensation expense	64	71	$ 284	273
Convertible promissory notes	37,700	$ 37,700
Recognizes liability related to warrants			16,482,635		1,851,851
Common stock issuable upon conversion						20,268,959
Percentage of accounts receivable			51.00%
Accounts receivable from related party	$ 2,503		$ 3,017	$ 543